Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 17,633	$ 19,475
Less accumulated depreciation and amortization	(15,857)	(17,084)
Property and equipment, net	1,776	2,391
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	0	0
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,801	10,985
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,289	3,423
Furniture, fixtures and fittings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,544	5,067
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 0	$ 0